UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637
                                   811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.
                 BlackRock Large Cap Core Fund
                 BlackRock Large Cap Core Plus Fund
                 BlackRock Large Cap Core Retirement Portfolio
                 BlackRock Large Cap Growth Fund
                 BlackRock Large Cap Growth Retirement Portfolio
                 BlackRock Large Cap Value Fund
                 BlackRock Large Cap Value Retirement Portfolio
              Master Large Cap Series LLC
                 Master Large Cap Core Portfolio
                 Master Large Cap Growth Portfolio
                 Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

BlackRock Large Cap Core Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)

                                    Beneficial
                                      Interest    Mutual Funds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                               $ 3,373,619,138    Master Large Cap Core Portfolio of Master Large Cap Series LLC    $ 4,514,132,964
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments (Cost - $4,298,947,244) - 100.1%                  4,514,132,964

                                                  Liabilities in Excess of Other Assets - (0.1%)                         (4,693,123)
                                                                                                                    ---------------
                                                  Net Assets - 100.0%                                               $ 4,509,439,841
                                                                                                                    ===============

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)

                                                                    Shares
Sector                             Industry                           Held   Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 12.7%     Diversified Consumer Services     3,000   Apollo Group, Inc. Class A (a)            $    239,220
                                   - 2.7%                            1,900   ITT Educational Services, Inc. (a)             173,565
                                                                                                                       ------------
                                                                                                                            412,785
                                   ------------------------------------------------------------------------------------------------
                                   Hotels, Restaurants & Leisure     4,900   McDonald's Corp.                               262,395
                                   - 1.7%
                                   ------------------------------------------------------------------------------------------------
                                   Internet & Catalog Retail -       2,900   Amazon.com, Inc. (a)                           225,330
                                   2.9%                              9,300   Expedia, Inc. (a)                              214,086
                                                                                                                       ------------
                                                                                                                            439,416
                                   ------------------------------------------------------------------------------------------------
                                   Specialty Retail - 3.9%           1,800   Barnes & Noble, Inc.                            61,110
                                                                     4,900   Best Buy Co., Inc.                             239,169
                                                                     1,200   GameStop Corp. Class A (a)                      62,076
                                                                    12,000   The Gap, Inc.                                  229,440
                                                                                                                       ------------
                                                                                                                            591,795
                                   ------------------------------------------------------------------------------------------------
                                   Textiles, Apparel & Luxury        3,600   Nike, Inc. Class B                             222,336
                                   Goods - 1.5%
                                   ------------------------------------------------------------------------------------------------
                                                                             Total Consumer Discretionary                 1,928,727
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 3.0%            Beverages - 2.1%                  5,700   PepsiAmericas, Inc.                            140,448
                                                                     5,100   Pepsi Bottling Group, Inc.                     177,735
                                                                                                                       ------------
                                                                                                                            318,183
                                   ------------------------------------------------------------------------------------------------
                                   Household Products - 0.7%         1,600   The Procter & Gamble Co.                       105,520
                                   ------------------------------------------------------------------------------------------------
                                   Tobacco - 0.2%                      500   Altria Group, Inc.                              37,910
                                   ------------------------------------------------------------------------------------------------
                                                                             Total Consumer Staples                         461,613
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 13.1%                     Oil, Gas & Consumable Fuels -     4,300   Anadarko Petroleum Corp.                       251,937
                                   13.1%                             4,400   Chevron Corp.                                  371,800
                                                                     5,100   ConocoPhillips                                 409,632
                                                                     6,500   Exxon Mobil Corp.                              561,600
                                                                     5,900   Frontier Oil Corp.                             208,093
                                                                     2,000   Occidental Petroleum Corp.                     135,740
                                                                     1,000   Sunoco, Inc.                                    62,200
                                   ------------------------------------------------------------------------------------------------
                                                                             Total Energy                                 2,001,002
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 11.4%                 Capital Markets - 1.3%            7,600   Janus Capital Group, Inc.                      205,276
                                   ------------------------------------------------------------------------------------------------
                                   Diversified Financial Services    1,800   Bank of America Corp.                           79,830
                                   - 0.9%                              800   JPMorgan Chase & Co.                            38,040
                                                                       500   The NASDAQ Stock Market, Inc. (a)               23,135
                                                                                                                       ------------
                                                                                                                            141,005
                                   ------------------------------------------------------------------------------------------------
                                   Insurance - 9.2%                  1,500   AON Corp.                                       65,280
                                                                     2,300   Chubb Corp.                                    119,117
                                                                     2,200   Everest Re Group Ltd.                          223,718
                                                                     2,700   PartnerRe Ltd.                                 214,056
                                                                     3,600   RenaissanceRe Holdings Ltd.                    205,164
                                                                     3,100   Transatlantic Holdings, Inc.                   211,420
                                                                     5,300   The Travelers Cos., Inc.                       254,930
                                                                     2,300   XL Capital Ltd. Class A                        103,500
                                                                                                                       ------------
                                                                                                                          1,397,185
                                   ------------------------------------------------------------------------------------------------
                                                                             Total Financials                             1,743,466
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 26.2%                Biotechnology - 1.6%              3,900   Biogen Idec, Inc. (a)                          237,705
                                   ------------------------------------------------------------------------------------------------
                                   Health Care Equipment &           2,500   Kinetic Concepts, Inc. (a)                     124,450
                                   Supplies - 0.8%
                                   ------------------------------------------------------------------------------------------------

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)

                                                                    Shares
Sector                             Industry                           Held   Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Health Care Providers &           4,600   Aetna, Inc.                               $    244,996
                                   Services - 14.6%                  4,000   Coventry Health Care, Inc. (a)                 226,320
                                                                     3,500   Express Scripts, Inc. (a)                      236,215
                                                                     2,800   Humana, Inc. (a)                               224,840
                                                                     6,400   Lincare Holdings, Inc. (a)                     213,824
                                                                     3,800   McKesson Corp.                                 238,602
                                                                     5,100   Medco Health Solutions, Inc. (a)               255,408
                                                                     6,100   UnitedHealth Group, Inc.                       310,124
                                                                     3,500   WellPoint, Inc. (a)                            273,700
                                                                                                                       ------------
                                                                                                                          2,224,029
                                   ------------------------------------------------------------------------------------------------
                                   Life Sciences Tools & Services    6,800   Applera Corp. - Applied Biosystems Group       214,404
                                   - 3.5%                            2,500   Invitrogen Corp. (a)                           214,175
                                                                     1,800   Waters Corp. (a)                               103,410
                                                                                                                       ------------
                                                                                                                            531,989
                                   ------------------------------------------------------------------------------------------------
                                   Pharmaceuticals - 5.7%            1,200   Johnson & Johnson                               75,912
                                                                     7,300   Merck & Co., Inc.                              337,844
                                                                    19,500   Pfizer, Inc.                                   456,105
                                                                                                                       ------------
                                                                                                                            869,861
                                   ------------------------------------------------------------------------------------------------
                                                                             Total Health Care                            3,988,034
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 24.8%                Aerospace & Defense - 7.9%        4,000   DRS Technologies, Inc.                         214,680
                                                                     2,700   General Dynamics Corp.                         228,042
                                                                     2,100   L-3 Communications Holdings, Inc.              232,743
                                                                     2,500   Lockheed Martin Corp.                          269,800
                                                                     3,900   Raytheon Co.                                   254,046
                                                                                                                       ------------
                                                                                                                          1,199,311
                                   ------------------------------------------------------------------------------------------------
                                   Commercial Services & Supplies    4,500   Copart, Inc. (a)                               183,960
                                   - 2.4%                            5,300   R.R. Donnelley & Sons Co.                      184,917
                                                                                                                       ------------
                                                                                                                            368,877
                                   ------------------------------------------------------------------------------------------------
                                   Electrical Equipment - 3.1%       4,500   Hubbell, Inc. Class B                          214,560
                                                                     3,400   Rockwell Automation, Inc.                      193,868
                                                                     1,300   Thomas & Betts Corp. (a)                        58,825
                                                                                                                       ------------
                                                                                                                            467,253
                                   ------------------------------------------------------------------------------------------------
                                   Industrial Conglomerates -        9,700   General Electric Co.                           343,477
                                   3.7%                              3,900   Textron, Inc.                                  218,595
                                                                                                                       ------------
                                                                                                                            562,072
                                   ------------------------------------------------------------------------------------------------
                                   Machinery - 7.7%                  2,900   AGCO Corp. (a)                                 174,638
                                                                     4,300   Cummins, Inc.                                  207,604
                                                                     3,100   Deere & Co.                                    272,056
                                                                     2,200   Flowserve Corp.                                180,664
                                                                     2,900   Parker Hannifin Corp.                          196,069
                                                                     1,500   SPX Corp.                                      150,900
                                                                                                                       ------------
                                                                                                                          1,181,931
                                   ------------------------------------------------------------------------------------------------
                                                                             Total Industrials                            3,779,444
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 34.3%     Communications Equipment -          900   Cisco Systems, Inc. (a)                         22,050
                                   1.6%                              8,400   Juniper Networks, Inc. (a)                     228,060
                                                                                                                       ------------
                                                                                                                            250,110
                                   ------------------------------------------------------------------------------------------------

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)

                                                                    Shares
Sector                             Industry                           Held   Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Computers & Peripherals - 7.2%    5,200   Hewlett-Packard Co.                       $    227,500
                                                                     4,000   International Business Machines Corp.          429,360
                                                                    10,900   Seagate Technology                             220,943
                                                                     8,000   Western Digital Corp. (a)                      211,600
                                                                                                                       ------------
                                                                                                                          1,089,403
                                   ------------------------------------------------------------------------------------------------
                                   Electronic Equipment &            2,800   Dolby Laboratories, Inc. Class A (a)           120,652
                                   Instruments - 4.1%                1,400   Mettler Toledo International, Inc. (a)         139,020
                                                                     5,900   National Instruments Corp.                     158,474
                                                                     6,100   Tech Data Corp. (a)                            209,718
                                                                                                                       ------------
                                                                                                                            627,864
                                   ------------------------------------------------------------------------------------------------
                                   IT Services - 5.6%                5,600   Accenture Ltd. Class A                         193,872
                                                                     1,600   Computer Sciences Corp. (a)                     67,712
                                                                     2,800   DST Systems, Inc. (a)                          200,200
                                                                     4,800   Global Payments, Inc.                          179,520
                                                                     5,800   Hewitt Associates, Inc. Class A (a)            215,586
                                                                                                                       ------------
                                                                                                                            856,890
                                   ------------------------------------------------------------------------------------------------
                                   Internet Software & Services -    2,200   eBay, Inc. (a)                                  59,158
                                   0.4%
                                   ------------------------------------------------------------------------------------------------
                                   Semiconductors & Semiconductor    2,800   Intersil Corp. Class A                          64,484
                                   Equipment - 3.7%                  9,000   Nvidia Corp. (a)                               221,310
                                                                     8,900   Texas Instruments, Inc.                        275,277
                                                                                                                       ------------
                                                                                                                            561,071
                                   ------------------------------------------------------------------------------------------------
                                   Software - 11.7%                  4,800   Autodesk, Inc. (a)                             197,520
                                                                     6,700   BMC Software, Inc. (a)                         214,668
                                                                    10,000   CA, Inc.                                       220,300
                                                                     7,400   Compuware Corp. (a)                             62,900
                                                                     4,700   Fair Isaac Corp.                               119,850
                                                                     6,300   McAfee, Inc. (a)                               212,058
                                                                     7,600   Microsoft Corp.                                247,760
                                                                    15,600   Oracle Corp. (a)                               320,580
                                                                     8,700   Synopsys, Inc. (a)                             191,574
                                                                                                                       ------------
                                                                                                                          1,787,210
                                   ------------------------------------------------------------------------------------------------
                                                                             Total Information Technology                 5,231,706
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 8.5%                   Chemicals - 3.1%                  2,700   Monsanto Co.                                   303,588
                                                                     1,900   The Mosaic Co. (a)                             172,919
                                                                                                                       ------------
                                                                                                                            476,507
                                   ------------------------------------------------------------------------------------------------
                                   Containers & Packaging - 2.8%     5,000   Owens-Illinois, Inc. (a)                       252,000
                                                                     7,000   Packaging Corp. of America                     169,680
                                                                                                                       ------------
                                                                                                                            421,680
                                   ------------------------------------------------------------------------------------------------
                                   Metals & Mining - 2.6%            2,900   Carpenter Technology Corp.                     178,756
                                                                     2,400   Southern Copper Corp.                          225,216
                                                                                                                       ------------
                                                                                                                            403,972
                                   ------------------------------------------------------------------------------------------------
                                                                             Total Materials                              1,302,159
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication Services - 1.0%  Diversified Telecommunication     3,800   AT&T Inc.                                      146,262
                                   Services - 1.0%
                                   ------------------------------------------------------------------------------------------------
                                                                             Total Telecommunication Services               146,262
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)

                                                                    Shares
Sector                             Industry                           Held   Common Stocks                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 0.4%                   Independent Power Producers &     1,700   NRG Energy, Inc. (a)                      $     65,603
                                   Energy Traders - 0.4%
                                   ------------------------------------------------------------------------------------------------

                                                                             Total Utilities                                 65,603
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             (Cost - $21,603,482) - 135.4%               20,648,016
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Face
                                                                    Amount   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   $ 3,577   Brown Brothers Harriman & Co.,
                                                                             2.53% due 2/01/2008                              3,577
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Short-Term Securities
                                                                             (Cost - $3,577) - 0.0%                           3,577
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments Before Investments Sold
                                                                             Short (Cost - $21,607,059*) - 135.4%        20,651,593
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Shares
                                                                      Held   Investments Sold Short
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      (800)  Abbott Laboratories                            (45,040)
                                                                    (7,100)  Advanced Micro Devices, Inc.                   (54,244)
                                                                    (1,800)  Akamai Technologies, Inc.                      (54,360)
                                                                      (500)  Allegheny Technologies, Inc.                   (35,200)
                                                                      (700)  Allergan, Inc.                                 (47,033)
                                                                    (1,200)  American Electric Power Co., Inc.              (51,396)
                                                                    (1,100)  American Express Co.                           (54,252)
                                                                    (2,400)  Aqua America, Inc.                             (47,832)
                                                                      (500)  Arch Coal, Inc.                                (22,000)
                                                                    (1,200)  Archer-Daniels-Midland Co.                     (52,860)
                                                                      (800)  Baker Hughes, Inc.                             (51,944)
                                                                    (4,500)  Boston Scientific Corp.                        (54,585)
                                                                    (2,100)  Broadcom Corp. Class A                         (46,368)
                                                                    (1,300)  Brookdale Senior Living, Inc.                  (29,016)
                                                                      (600)  Burlington Northern Santa Fe Corp.             (51,912)
                                                                      (300)  C.H. Robinson Worldwide, Inc.                  (16,662)
                                                                    (1,200)  CVS Caremark Corp.                             (46,884)
                                                                    (1,000)  Cabot Oil & Gas Corp. Class A                  (38,690)
                                                                    (1,000)  Campbell Soup Co.                              (31,610)
                                                                    (1,700)  Capitol Federal Financial                      (54,910)
                                                                      (800)  Cardinal Health, Inc.                          (46,376)
                                                                      (400)  Carlisle Cos., Inc.                            (13,320)
                                                                    (2,500)  Carmax, Inc.                                   (55,750)
                                                                    (1,200)  Carnival Corp.                                 (53,388)
                                                                    (1,000)  Celgene Corp.                                  (56,110)
                                                                    (9,700)  Circuit City Stores, Inc.                      (52,768)
                                                                    (1,900)  Citigroup, Inc.                                (53,618)
                                                                    (1,900)  Cognizant Technology Solutions Corp.           (53,010)
                                                                    (8,100)  Coldwater Creek, Inc.                          (52,083)
                                                                    (2,700)  Comcast Corp. Class A                          (49,032)
                                                                      (800)  Consol Energy, Inc.                            (58,400)
                                                                      (900)  Consolidated Edison, Inc.                      (39,222)
                                                                      (600)  Constellation Energy Group, Inc.               (56,376)
                                                                    (1,300)  The Cooper Cos., Inc.                          (51,194)

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)


                                                                    Shares
                                                                      Held   Investments Sold Short                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    (2,300)  Corning, Inc.                             $    (55,361)
                                                                    (2,300)  The DIRECTV Group, Inc.                        (51,934)
                                                                      (900)  Dominion Resources, Inc.                       (38,700)
                                                                    (7,900)  Dynegy, Inc. Class A                           (55,458)
                                                                   (13,000)  E*Trade Financial Corp.                        (64,610)
                                                                      (600)  EOG Resources, Inc.                            (52,500)
                                                                    (1,200)  Electronic Arts, Inc.                          (56,844)
                                                                    (1,000)  Equitable Resources, Inc.                      (55,750)
                                                                      (700)  Exelon Corp.                                   (53,333)
                                                                      (800)  FPL Group, Inc.                                (51,584)
                                                                    (1,300)  Fannie Mae                                     (44,018)
                                                                      (600)  FedEx Corp.                                    (56,088)
                                                                    (2,100)  Fifth Third Bancorp                            (56,910)
                                                                    (2,600)  First Horizon National Corp.                   (56,342)
                                                                      (500)  Franklin Resources, Inc.                       (52,115)
                                                                    (1,900)  Freddie Mac                                    (57,741)
                                                                      (800)  Genentech, Inc.                                (56,152)
                                                                    (1,200)  General Electric Co.                           (42,492)
                                                                    (2,000)  General Motors Corp.                           (56,620)
                                                                    (1,000)  Gilead Sciences, Inc.                          (45,690)
                                                                    (1,100)  Harman International Industries, Inc.          (51,227)
                                                                    (1,100)  J.C. Penney Co., Inc.                          (52,151)
                                                                    (1,200)  Kohl's Corp.                                   (54,768)
                                                                      (500)  Kraft Foods, Inc.                              (14,630)
                                                                      (600)  Las Vegas Sands Corp.                          (52,602)
                                                                    (2,100)  Lowe's Cos., Inc.                              (55,524)
                                                                    (1,500)  MGIC Investment Corp.                          (27,750)
                                                                      (700)  MGM Mirage                                     (51,254)
                                                                    (1,500)  Marriott International, Inc. Class A           (53,940)
                                                                    (1,900)  Marsh & McLennan Cos., Inc.                    (52,440)
                                                                    (4,600)  Marvell Technology Group Ltd. (b)              (54,602)
                                                                    (1,200)  The McGraw-Hill Cos., Inc.                     (51,312)
                                                                      (500)  Microchip Technology, Inc.                     (15,955)
                                                                    (7,800)  Micron Technology, Inc.                        (54,834)
                                                                    (1,500)  Moody's Corp.                                  (52,485)
                                                                    (4,800)  Motorola, Inc.                                 (55,344)
                                                                      (700)  NII Holdings, Inc.                             (29,862)
                                                                    (1,600)  News Corp. Class A                             (30,240)
                                                                    (1,300)  Nordstrom, Inc.                                (50,570)
                                                                      (200)  Northeast Utilities Inc.                        (5,544)
                                                                    (1,200)  PACCAR, Inc.                                   (56,304)
                                                                      (900)  PG&E Corp.                                     (36,936)
                                                                    (1,000)  PPL Corp.                                      (48,920)
                                                                    (1,000)  Peabody Energy Corp.                           (54,020)
                                                                      (300)  Pharmaceutical Product Development, Inc.       (13,008)
                                                                      (800)  Pioneer Natural Resources Co.                  (33,520)
                                                                      (800)  Pool Corp.                                     (19,712)
                                                                      (700)  Principal Financial Group, Inc.                (41,727)
                                                                    (2,700)  The Progressive Corp.                          (50,112)
                                                                      (600)  Public Service Enterprise Group, Inc.          (57,600)
                                                                    (3,600)  Pulte Homes, Inc.                              (58,824)
                                                                    (1,400)  Quanta Services, Inc.                          (30,688)

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)


                                                                    Shares
                                                                      Held   Investments Sold Short                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    (1,300)  Regions Financial Corp.                   $    (32,812)
                                                                      (700)  ResMed, Inc.                                   (32,606)
                                                                   (21,400)  Rite Aid Corp.                                 (63,344)
                                                                      (300)  SEI Investments Co.                             (8,310)
                                                                      (600)  Schlumberger Ltd.                              (45,276)
                                                                      (500)  Sears Holdings Corp.                           (55,245)
                                                                      (800)  Sempra Energy                                  (44,720)
                                                                    (2,000)  Smithfield Foods, Inc.                         (55,700)
                                                                    (1,400)  The Southern Co.                               (50,890)
                                                                    (2,700)  Starbucks Corp.                                (51,057)
                                                                      (700)  State Street Corp.                             (57,484)
                                                                      (400)  Stryker Corp.                                  (26,788)
                                                                      (800)  SunTrust Banks, Inc.                           (55,160)
                                                                    (1,000)  T. Rowe Price Group, Inc.                      (50,590)
                                                                    (1,000)  Target Corp.                                   (55,580)
                                                                      (300)  Teekay Corp.                                   (14,190)
                                                                   (11,400)  Tenet Healthcare Corp.                         (50,502)
                                                                    (3,500)  Tetra Technologies, Inc.                       (54,775)
                                                                    (2,000)  Trinity Industries, Inc.                       (56,640)
                                                                    (1,600)  U.S. Bancorp                                   (54,320)
                                                                    (7,200)  Unisys Corp.                                   (29,952)
                                                                    (2,700)  Vertex Pharmaceuticals, Inc.                   (54,972)
                                                                      (700)  Vulcan Materials Co.                           (54,922)
                                                                    (1,600)  Walgreen Co.                                   (56,176)
                                                                    (3,100)  Washington Mutual, Inc.                        (61,752)
                                                                      (800)  Weatherford International Ltd.                 (49,448)
                                                                    (1,600)  Wells Fargo & Co.                              (54,416)
                                                                      (500)  Weyerhaeuser Co.                               (33,860)
                                                                      (900)  Williams Cos., Inc.                            (28,773)
                                                                      (900)  Wyeth                                          (35,820)
                                                                    (1,000)  XTO Energy, Inc.                               (51,940)
                                                                    (2,800)  Yahoo! Inc.                                    (53,704)
                                                                      (700)  Zimmer Holdings, Inc.                          (54,789)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments Sold Short
                                                                             (Proceeds - $5,502,480) - (36.4%)           (5,542,605)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments
                                                                             (Cost - $16,104,579) - 99.0%                15,108,988

                                                                             Other Assets Less Liabilities - 1.0%           145,724
                                                                                                                       ------------
                                                                             Net Assets - 100.0%                       $ 15,254,712
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                               $ 21,607,058
                                                                   ============
      Gross unrealized appreciation                                $    189,292
      Gross unrealized depreciation                                  (1,144,757)
                                                                   ------------
      Net unrealized depreciation                                  $   (955,465)
                                                                   ============
(a)   Non-income producing security.
(b)   Depositary receipts.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)

o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                     Net                Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                             --                 $ 3,123
      --------------------------------------------------------------------------
o For Fund compliance purposes, the Fund's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

BlackRock Large Cap Core Retirement Portfolio of
BlackRock Large Cap Series Funds, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)

                                  Beneficial
                                    Interest   Mutual Funds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                               $ 165,791,804   Master Large Cap Core Portfolio of Master Large Cap Series LLC         $ 154,565,953
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $165,037,213) - 100.0%                         154,565,953

                                               Liabilities in Excess of Other Assets - (0.0%)                                (3,836)
                                                                                                                      -------------
                                               Net Assets - 100.0%                                                    $ 154,562,117
                                                                                                                      =============

BlackRock Large Cap Growth Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)

                                   Beneficial
                                     Interest   Mutual Funds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                               $  800,805,705   Master Large Cap Growth Portfolio of Master Large Cap Series LLC      $ 895,158,762
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments (Cost - $876,517,122) - 100.1%                        895,158,762

                                                Liabilities in Excess of Other Assets - (0.1%)                             (938,055)
                                                                                                                      -------------
                                                Net Assets - 100.0%                                                   $ 894,220,707
                                                                                                                      =============

BlackRock Large Cap Growth Retirement Portfolio of
BlackRock Large Cap Series Funds, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)

                                   Beneficial
                                     Interest   Mutual Funds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                               $  126,989,570   Master Large Cap Growth Portfolio of Master Large Cap Series LLC      $ 118,096,049
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments (Cost - $127,558,191) - 100.0%                        118,096,049

                                                Liabilities in Excess of Other Assets - (0.0%)                               (3,477)
                                                                                                                      -------------
                                                Net Assets - 100.0%                                                   $ 118,092,572
                                                                                                                      =============

BlackRock Large Cap Value Fund of
BlackRock Large Cap Series Funds, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)

                                  Beneficial
                                    Interest    Mutual Funds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $  3,836,875,385    Master Large Cap Value Portfolio of Master Large Cap Series LLC    $  4,646,479,844
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments (Cost - $4,434,064,524) - 100.1%                    4,646,479,844

                                                Liabilities in Excess of Other Assets - (0.1%)                           (4,246,526)
                                                                                                                   ----------------
                                                Net Assets - 100.0%                                                $  4,642,233,318
                                                                                                                   ================

BlackRock Large Cap Value Retirement Portfolio of
BlackRock Large Cap Series Funds, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)

                            Beneficial Interest    Mutual Funds                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $  122,277,055    Master Large Cap Value Portfolio of Master Large Cap Series LLC    $ 115,037,321
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments (Cost - $122,112,136) - 100.0%                     115,037,321

                                                   Liabilities in Excess of Other Assets - (0.0%)                            (7,192)
                                                                                                                      -------------
                                                   Net Assets - 100.0%                                                $ 115,030,129
                                                                                                                      =============

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)

                                                               Shares
Sector                Industry                                   Held  Common Stock                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer              Diversified Consumer                    700,000  Apollo Group, Inc. Class A (a)(c)            $    55,818,000
Discretionary         Services - 1.9%                         390,000  ITT Educational Services, Inc. (a)(c)             35,626,500
- 13.8%                                                                                                             ---------------
                                                                                                                         91,444,500
                      -------------------------------------------------------------------------------------------------------------
                      Internet & Catalog Retail - 1.7%        550,000  Amazon.com, Inc. (a)(c)                           42,735,000
                                                            1,670,000  Expedia, Inc. (a)(c)                              38,443,400
                                                                                                                    ---------------
                                                                                                                         81,178,400
                      -------------------------------------------------------------------------------------------------------------
                      Media - 2.3%                            910,000  Omnicom Group Inc.                                41,286,700
                                                            2,280,000  Walt Disney Co.                                   68,240,400
                                                                                                                    ---------------
                                                                                                                        109,527,100
                      -------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.8%               1,307,000  Dollar Tree Stores, Inc. (a)                      36,609,070
                      -------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 5.9%                 360,000  AutoZone, Inc. (a)                                43,516,800
                                                            1,150,000  Best Buy Co., Inc. (c)                            56,131,500
                                                              960,000  GameStop Corp. Class A (a)(c)                     49,660,800
                                                            2,810,000  The Gap, Inc.                                     53,727,200
                                                            2,060,800  RadioShack Corp. (c)                              35,754,880
                                                              820,000  The Sherwin-Williams Co.                          46,912,200
                                                                                                                    ---------------
                                                                                                                        285,703,380
                      -------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury              920,000  Nike, Inc. Class B (c)                            56,819,200
                      Goods - 1.2%
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Consumer Discretionary                     661,281,650
-----------------------------------------------------------------------------------------------------------------------------------
Consumer              Beverages - 1.2%                        310,500  The Coca-Cola Co.                                 18,372,285
Staples - 2.3%                                                820,000  Hansen Natural Corp. (a)(c)                       31,619,200
                                                              240,000  Pepsi Bottling Group, Inc.                         8,364,000
                                                                                                                    ---------------
                                                                                                                         58,355,485
                      -------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.2%         310,000  The Kroger Co.                                     7,889,500
                      -------------------------------------------------------------------------------------------------------------
                      Household Products - 0.7%                60,200  Energizer Holdings, Inc. (a)                       5,635,924
                                                              440,000  The Procter & Gamble Co.                          29,018,000
                                                                                                                    ---------------
                                                                                                                         34,653,924
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.2%                          120,000  Altria Group, Inc.                                 9,098,400
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Consumer Staples                           109,997,309
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 12.4%        Energy Equipment &                      420,000  ENSCO International, Inc.                         21,470,400
                      Services - 0.7%                         600,000  Global Industries Ltd. (a)(c)                     10,596,000
                                                                                                                    ---------------
                                                                                                                         32,066,400
                      -------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable                 1,300,000  Chevron Corp.                                    109,850,000
                      Fuels - 11.7%                         1,220,000  ConocoPhillips                                    97,990,400
                                                            2,442,900  Exxon Mobil Corp.                                211,066,560
                                                            1,210,000  Frontier Oil Corp.                                42,676,700
                                                              970,000  Marathon Oil Corp.                                45,444,500
                                                              940,000  Valero Energy Corp.                               55,638,600
                                                                                                                    ---------------
                                                                                                                        562,666,760
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Energy                                     594,733,160
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 8.3%     Capital Markets - 1.9%                1,990,000  The Charles Schwab Corp.                          44,377,000
                                                              120,000  Investment Technology Group, Inc. (a)              5,636,400
                                                            1,520,000  Janus Capital Group, Inc. (c)                     41,055,200
                                                                                                                    ---------------
                                                                                                                         91,068,600
                      -------------------------------------------------------------------------------------------------------------
                      Diversified Financial                   430,000  Bank of America Corp.                             19,070,500
                      Services - 1.6%                         190,000  JPMorgan Chase & Co.                               9,034,500
                                                            1,100,000  The NASDAQ Stock Market, Inc. (a)                 50,897,000
                                                                                                                    ---------------
                                                                                                                         79,002,000
                      -------------------------------------------------------------------------------------------------------------
                      Insurance - 4.8%                        210,000  ACE Ltd.                                          12,251,400
                                                              800,000  AON Corp.                                         34,816,000
                                                              120,000  The Allstate Corp.                                 5,912,400

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)

                                                               Shares
Sector                Industry                                   Held  Common Stock                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            1,110,000  Chubb Corp.                                  $    57,486,900
                                                            1,260,000  The Travelers Cos., Inc.                          60,606,000
                                                              340,000  UnumProvident Corp.                                7,690,800
                                                            1,110,000  XL Capital Ltd. Class A                           49,950,000
                                                                                                                    ---------------
                                                                                                                        228,713,500
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Financials                                 398,784,100
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 19.1%   Biotechnology - 1.2%                    940,000  Biogen Idec, Inc. (a)                             57,293,000
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                 842,200  Kinetic Concepts, Inc. (a)(c)                     41,924,716
                      Supplies - 0.9%
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Providers &               1,060,000  Aetna, Inc.                                       56,455,600
                      Services - 11.5%                        700,000  AmerisourceBergen Corp.                           32,655,000
                                                              490,000  Cigna Corp.                                       24,088,400
                                                              810,000  Coventry Health Care, Inc. (a)                    45,829,800
                                                              830,000  Express Scripts, Inc. (a)(c)                      56,016,700
                                                              670,000  Humana, Inc. (a)                                  53,801,000
                                                              920,000  Lincare Holdings, Inc. (a)(c)                     30,737,200
                                                              870,000  McKesson Corp. (c)                                54,627,300
                                                            1,200,000  Medco Health Solutions, Inc. (a)                  60,096,000
                                                            1,410,000  UnitedHealth Group, Inc.                          71,684,400
                                                              820,000  WellPoint, Inc. (a)                               64,124,000
                                                                                                                    ---------------
                                                                                                                        550,115,400
                      -------------------------------------------------------------------------------------------------------------
                      Life Sciences Tools &                   210,000  Invitrogen Corp. (a)                              17,990,700
                      Services - 1.1%                         590,000  Waters Corp. (a)                                  33,895,500
                                                                                                                    ---------------
                                                                                                                         51,886,200
                      -------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 4.5%                  910,000  Eli Lilly & Co.                                   46,883,200
                                                              330,000  Johnson & Johnson                                 20,875,800
                                                            1,660,000  Merck & Co., Inc.                                 76,824,800
                                                            3,010,000  Pfizer, Inc.                                      70,403,900
                                                                                                                    ---------------
                                                                                                                        214,987,700
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Health Care                                916,207,016
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 14.7%   Aerospace & Defense - 4.6%            1,070,000  Honeywell International, Inc.                     63,204,900
                                                              310,000  L-3 Communications Holdings, Inc.                 34,357,300
                                                              560,000  Lockheed Martin Corp.                             60,435,200
                                                              940,000  Raytheon Co.                                      61,231,600
                                                                                                                    ---------------
                                                                                                                        219,229,000
                      -------------------------------------------------------------------------------------------------------------
                      Airlines - 0.7%                       1,200,000  Continental Airlines, Inc. Class B (a)(c)         32,652,000
                      -------------------------------------------------------------------------------------------------------------
                      Commercial Services &                   620,700  Allied Waste Industries, Inc. (a)                  6,113,895
                      Supplies - 0.1%
                      -------------------------------------------------------------------------------------------------------------
                      Construction &                          370,000  Fluor Corp. (c)                                   45,017,900
                      Engineering - 0.9%
                      -------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 1.5%             910,000  Rockwell Automation, Inc.                         51,888,200
                                                              450,000  Thomas & Betts Corp. (a)(c)                       20,362,500
                                                                                                                    ---------------
                                                                                                                         72,250,700
                      -------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 1.7%       2,350,000  General Electric Co.                              83,213,500
                      -------------------------------------------------------------------------------------------------------------
                      Machinery - 5.2%                        810,000  AGCO Corp. (a)                                    48,778,200
                                                              710,000  Cummins, Inc.                                     34,278,800
                                                              710,000  Deere & Co.                                       62,309,600
                                                            1,040,000  Manitowoc Co. (c)                                 39,644,800
                                                              830,000  Parker Hannifin Corp.                             56,116,300
                                                              140,000  Toro Co. (c)                                       6,907,600
                                                                                                                    ---------------
                                                                                                                        248,035,300
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Industrials                                706,512,295
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)

                                                               Shares
Sector                Industry                                   Held  Common Stock                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Information           Communications Equipment - 1.3%         260,000  Cisco Systems, Inc. (a)                      $     6,370,000
Technology - 25.0%                                          2,070,000  Juniper Networks, Inc. (a)(c)                     56,200,500
                                                                                                                    ---------------
                                                                                                                         62,570,500
                      -------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 6.0%        1,984,000  Hewlett-Packard Co.                               86,800,000
                                                              950,000  International Business Machines Corp.            101,973,000
                                                            2,580,000  Seagate Technology                                52,296,600
                                                            1,800,000  Western Digital Corp. (a)                         47,610,000
                                                                                                                    ---------------
                                                                                                                        288,679,600
                      -------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                  800,000  Avnet, Inc. (a)                                   28,488,000
                      Instruments - 1.0%                      130,000  Mettler Toledo International, Inc. (a)            12,909,000
                                                                                                                    ---------------
                                                                                                                         41,397,000
                      -------------------------------------------------------------------------------------------------------------
                      IT Services - 3.4%                    1,640,000  Accenture Ltd. Class A                            56,776,800
                                                              792,900  Computer Sciences Corp. (a)                       33,555,528
                                                              540,000  DST Systems, Inc. (a)(c)                          38,610,000
                                                            1,770,000  Electronic Data Systems Corp.                     35,577,000
                                                                                                                    ---------------
                                                                                                                        164,519,328
                      -------------------------------------------------------------------------------------------------------------
                      Internet Software &                   2,080,000  eBay, Inc. (a)(c)                                 55,931,200
                      Services - 1.2%
                      -------------------------------------------------------------------------------------------------------------
                      Office Electronics - 0.8%             2,580,000  Xerox Corp.                                       39,732,000
                      -------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor        1,340,000  Integrated Device Technology, Inc. (a)             9,983,000
                      Equipment - 4.2%                        330,000  Intersil Corp. Class A                             7,599,900
                                                              780,000  KLA-Tencor Corp.                                  32,588,400
                                                            1,420,000  Novellus Systems, Inc. (a)                        33,739,200
                                                            2,130,000  Nvidia Corp. (a)                                  52,376,700
                                                            2,170,000  Texas Instruments, Inc. (c)                       67,118,100
                                                                                                                    ---------------
                                                                                                                        203,405,300
                      -------------------------------------------------------------------------------------------------------------
                      Software - 7.1%                         960,000  Autodesk, Inc. (a)(c)                             39,504,000
                                                            1,580,000  BMC Software, Inc. (a)                            50,623,200
                                                              590,000  CA, Inc.                                          12,997,700
                                                            1,782,600  Cadence Design Systems, Inc. (a)                  18,093,390
                                                            1,110,000  Compuware Corp. (a)                                9,435,000
                                                            1,280,000  McAfee, Inc. (a)                                  43,084,800
                                                            2,400,700  Microsoft Corp.                                   78,262,820
                                                            3,630,000  Oracle Corp. (a)                                  74,596,500
                                                              730,000  Synopsys, Inc. (a)                                16,074,600
                                                                                                                    ---------------
                                                                                                                        342,672,010
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Information Technology                   1,198,906,938
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.1%      Chemicals - 0.4%                        141,900  Eastman Chemical Co.                               9,375,333
                                                               90,000  Monsanto Co.                                      10,119,600
                                                                                                                    ---------------
                                                                                                                         19,494,933
                      -------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.5%           910,000  Packaging Corp. of America                        22,058,400
                      -------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 1.1%                  540,000  Southern Copper Corp. (c)                         50,673,600
                      -------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 1.1%        1,620,000  International Paper Co. (c)                       52,245,000
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Materials                                  144,471,933
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication     Diversified Telecommunication           890,000  AT&T Inc.                                         34,256,100
Services - 1.4%       Services - 1.4%                       5,880,000  Qwest Communications International Inc. (c)       34,574,400
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Telecommunication Services                  68,830,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks
                                                                       (Cost - $4,572,185,960)  - 100.0%              4,799,724,901
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)



                                                           Beneficial
                                                             Interest  Short-Term Securities                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        $ 628,094,050  BlackRock Liquidity Series, LLC
                                                                         Money Market Series, 4.16% (b)(d)(e)       $   628,094,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities
                                                                       (Cost - $628,094,050) - 13.1%                    628,094,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments
                                                                       (Cost - $5,200,280,010*) - 113.1%              5,427,818,951

                                                                       Liabilities in Excess of Other
                                                                       Assets - (13.1%)                                (628,230,144)
                                                                                                                    ---------------
                                                                       Net Assets - 100.0%                          $ 4,799,588,807
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 5,213,774,238
                                                                ===============
      Gross unrealized appreciation                             $   578,873,458
      Gross unrealized depreciation                                (364,828,745)
                                                                ---------------
      Net unrealized appreciation                               $   214,044,713
                                                                ===============

(a)   Non-income producing security.
(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or a portion of security, is on loan.
(d)   Represents the current yield as of January 31, 2008.
(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                             Net Activity         Interest Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                        -                $      3,837
      BlackRock Liquidity Series, LLC
        Money Market Series                ($254,346,250)         $    766,399
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Master Large Cap Growth Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)


                                                                   Shares
Sector            Industry                                           Held   Common Stock                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer          Diversified Consumer Services - 1.2%            160,000   Apollo Group, Inc. Class A (a)(d)        $   12,758,400
Discretionary     -----------------------------------------------------------------------------------------------------------------
- 12.9%           Hotels, Restaurants & Leisure - 0.7%            130,000   McDonald's Corp.                              6,961,500
                  -----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 1.3%                180,000   Amazon.com, Inc. (a)(d)                      13,986,000
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 2.3%                                    234,000   Omnicom Group Inc.                           10,616,580
                                                                  460,000   Walt Disney Co.                              13,767,800
                                                                                                                     --------------
                                                                                                                         24,384,380
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.9%                         330,000   Dollar Tree Stores, Inc. (a)                  9,243,300
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 5.1%                          90,000   AutoZone, Inc. (a)                           10,879,200
                                                                  280,000   Best Buy Co., Inc. (d)                       13,666,800
                                                                  220,000   GameStop Corp. Class A (a)                   11,380,600
                                                                  540,000   RadioShack Corp. (d)                          9,369,000
                                                                  140,000   The Sherwin-Williams Co.                      8,009,400
                                                                                                                     --------------
                                                                                                                         53,305,000
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury                      240,000   Nike, Inc. Class B                           14,822,400
                  Goods - 1.4%
                  -----------------------------------------------------------------------------------------------------------------
                                                                            Total Consumer Discretionary                135,460,980
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples  Beverages - 1.9%                                250,000   Hansen Natural Corp. (a)(d)                   9,640,000
- 3.4%                                                            300,000   Pepsi Bottling Group, Inc.                   10,455,000
                                                                                                                     --------------
                                                                                                                         20,095,000
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 1.0%                       110,000   Energizer Holdings, Inc. (a)(d)              10,298,200
                  -----------------------------------------------------------------------------------------------------------------
                  Personal Products - 0.5%                        120,000   Herbalife Ltd.                                4,761,600
                  -----------------------------------------------------------------------------------------------------------------
                                                                            Total Consumer Staples                       35,154,800
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 5.8%     Energy Equipment & Services - 2.2%              210,000   ENSCO International, Inc.                    10,735,200
                                                                  210,000   National Oilwell Varco, Inc. (a)(d)          12,648,300
                                                                                                                     --------------
                                                                                                                         23,383,500
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 3.6%              173,000   Exxon Mobil Corp.                            14,947,200
                                                                  290,000   Frontier Oil Corp.                           10,228,300
                                                                  220,000   Valero Energy Corp.                          13,021,800
                                                                                                                     --------------
                                                                                                                         38,197,300
                  -----------------------------------------------------------------------------------------------------------------
                                                                            Total Energy                                 61,580,800
-----------------------------------------------------------------------------------------------------------------------------------
Financials        Capital Markets - 1.0%                          380,000   Janus Capital Group, Inc.                    10,263,800
- 2.6%            -----------------------------------------------------------------------------------------------------------------
                  Insurance - 1.6%                                140,000   PartnerRe Ltd.                               11,099,200
                                                                   70,000   Transatlantic Holdings, Inc.                  4,774,000
                                                                                                                     --------------
                                                                                                                         15,873,200
                  -----------------------------------------------------------------------------------------------------------------
                                                                            Total Financials                             26,137,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care       Biotechnology - 1.1%                            190,000   Biogen Idec, Inc. (a)                        11,580,500
- 20.5%           -----------------------------------------------------------------------------------------------------------------
                  Health Care Equipment &                         220,000   Kinetic Concepts, Inc. (a)                   10,951,600
                  Supplies - 1.0%
                  -----------------------------------------------------------------------------------------------------------------
                  Health Care Providers &                         260,000   Aetna, Inc.                                  13,847,600
                  Services - 11.9%                                210,000   Coventry Health Care, Inc. (a)               11,881,800
                                                                  200,000   Express Scripts, Inc. (a)                    13,498,000
                                                                  160,000   Humana, Inc. (a)                             12,848,000

Master Large Cap Growth Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)


                                                                   Shares
Sector            Industry                                           Held   Common Stock                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  330,000   Lincare Holdings, Inc. (a)               $   11,025,300
                                                                  210,000   McKesson Corp.                               13,185,900
                                                                  310,000   Medco Health Solutions, Inc. (a)             15,524,800
                                                                  410,000   UnitedHealth Group, Inc.                     20,844,400
                                                                  180,000   WellPoint, Inc. (a)                          14,076,000
                                                                                                                     --------------
                                                                                                                        126,731,800
                  -----------------------------------------------------------------------------------------------------------------
                  Life Sciences Tools &                           360,000   Applera Corp. - Applied Biosystems Group     11,350,800
                  Services - 2.9%                                 120,000   Invitrogen Corp. (a)(d)                      10,280,400
                                                                  150,000   Waters Corp. (a)                              8,617,500
                                                                                                                     --------------
                                                                                                                         30,248,700
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 3.6%                          220,000   Eli Lilly & Co.                              11,334,400
                                                                  480,000   Merck & Co., Inc.                            22,214,400
                                                                  177,600   Pfizer, Inc.                                  4,154,064
                                                                                                                     --------------
                                                                                                                         37,702,864
                  -----------------------------------------------------------------------------------------------------------------
                                                                            Total Health Care                           217,215,464
-----------------------------------------------------------------------------------------------------------------------------------
Industrials       Aerospace & Defense - 5.0%                      200,000   DRS Technologies, Inc. (d)                   10,734,000
- 14.2%                                                           110,000   L-3 Communications Holdings, Inc.            12,191,300
                                                                  150,000   Lockheed Martin Corp. (d)                    16,188,000
                                                                  210,000   Raytheon Co.                                 13,679,400
                                                                                                                     --------------
                                                                                                                         52,792,700
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Services &                           670,000   Allied Waste Industries, Inc. (a)(d)          6,599,500
                  Supplies - 1.4%                                 550,000   Steelcase, Inc. Class A                       8,431,500
                                                                                                                     --------------
                                                                                                                         15,031,000
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 1.0%                90,000   Fluor Corp.                                  10,950,300
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 2.9%                     190,000   Hubbell, Inc. Class B                         9,059,200
                                                                  200,000   Rockwell Automation, Inc.                    11,404,000
                                                                  220,000   Thomas & Betts Corp. (a)                      9,955,000
                                                                                                                     --------------
                                                                                                                         30,418,200
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 1.2%                 230,000   Textron, Inc.                                12,891,500
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 2.7%                                 20,000   AGCO Corp. (a)                                1,204,400
                                                                  120,000   Deere & Co.                                  10,531,200
                                                                   30,000   Flowserve Corp.                               2,463,600
                                                                  250,000   Manitowoc Co. (d)                             9,530,000
                                                                  100,000   Toro Co.                                      4,934,000
                                                                                                                     --------------
                                                                                                                         28,663,200
                  -----------------------------------------------------------------------------------------------------------------
                                                                            Total Industrials                           150,746,900
-----------------------------------------------------------------------------------------------------------------------------------
Information       Communications Equipment - 1.4%                  70,000   Cisco Systems, Inc. (a)                       1,715,000
Technology                                                        470,000   Juniper Networks, Inc. (a)                   12,760,500
- 35.3%                                                                                                              --------------
                                                                                                                         14,475,500
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Peripherals - 7.4%                  630,000   Hewlett-Packard Co.                          27,562,500

Master Large Cap Growth Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)


                                                                   Shares
Sector            Industry                                           Held   Common Stock                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  260,000   International Business Machines Corp.    $   27,908,400
                                                                  550,000   Seagate Technology                           11,148,500
                                                                  420,000   Western Digital Corp. (a)                    11,109,000
                                                                                                                     --------------
                                                                                                                         77,728,400
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                          225,000   Agilent Technologies, Inc. (a)(d)             7,629,750
                  Instruments - 2.7%                              310,000   Avnet, Inc. (a)                              11,039,100
                                                                  110,000   Mettler Toledo International, Inc. (a)       10,923,000
                                                                                                                     --------------
                                                                                                                         29,591,850
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 4.5%                              400,000   Accenture Ltd. Class A                       13,848,000
                                                                  150,000   DST Systems, Inc. (a)(d)                     10,725,000
                                                                  560,000   Electronic Data Systems Corp.                11,256,000
                                                                  320,000   Hewitt Associates, Inc. Class A (a)          11,894,400
                                                                                                                     --------------
                                                                                                                         47,723,400
                  -----------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 1.4%             540,000   eBay, Inc. (a)                               14,520,600
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor                  690,000   Integrated Device Technology, Inc. (a)        5,140,500
                  Equipment - 5.9%                                410,000   Intersil Corp. Class A                        9,442,300
                                                                  230,000   KLA-Tencor Corp.                              9,609,400
                                                                  370,000   Novellus Systems, Inc. (a)                    8,791,200
                                                                  500,000   Nvidia Corp. (a)                             12,295,000
                                                                  560,000   Texas Instruments, Inc. (d)                  17,320,800
                                                                                                                     --------------
                                                                                                                         62,599,200
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 12.0%                                 10,000   Autodesk, Inc. (a)                              411,500
                                                                  370,000   BMC Software, Inc. (a)                       11,854,800
                                                                  520,000   CA, Inc.                                     11,455,600
                                                                  690,000   Cadence Design Systems, Inc. (a)(d)           7,003,500
                                                                1,180,000   Compuware Corp. (a)(d)                       10,030,000
                                                                  360,000   McAfee, Inc. (a)                             12,117,600
                                                                1,250,000   Microsoft Corp.                              40,750,000
                                                                1,100,000   Oracle Corp. (a)                             22,605,000
                                                                  500,000   Synopsys, Inc. (a)                           11,010,000
                                                                                                                     --------------
                                                                                                                        127,238,000
                  -----------------------------------------------------------------------------------------------------------------
                                                                            Total Information Technology                373,876,950
-----------------------------------------------------------------------------------------------------------------------------------
Materials         Chemicals - 1.9%                                180,000   Monsanto Co.                                 20,239,200
- 5.3%            -----------------------------------------------------------------------------------------------------------------
                  Containers & Packaging - 2.3%                   280,000   Owens-Illinois, Inc. (a)                     14,112,000
                                                                  440,000   Packaging Corp. of America                   10,665,600
                                                                                                                     --------------
                                                                                                                         24,777,600
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.1%                          120,000   Southern Copper Corp. (d)                    11,260,800
                  -----------------------------------------------------------------------------------------------------------------
                                                                            Total Materials                              56,277,600
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Growth Portfolio of Master Large Cap Seri
Schedule of Investments as of January 31, 2008 (Unaudited)

                                                                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks
                                                                            (Cost - $1,051,058,182) - 100.0%         $1,056,450,494
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Beneficial Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                             $  1,198,164   BlackRock Liquidity Series, LLC
                                                                              Cash Sweep Series, 4.49% (b)(c)             1,198,164
                                                              135,790,200   BlackRock Liquidity Series, LLC
                                                                              Money Market Series, 4.16% (b)(c)(e)      135,790,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities
                                                                            (Cost - $136,988,364) - 12.9%               136,988,364
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments
                                                                            (Cost - $1,188,046,546*) - 112.9%         1,193,438,858

                                                                            Liabilities in Excess of
                                                                            Other Assets - (12.9%)                     (136,606,745)
                                                                                                                     --------------
                                                                            Net Assets - 100.0%                      $1,056,832,113
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,190,542,934
                                                                ===============
      Gross unrealized appreciation                             $    89,982,008
      Gross unrealized depreciation                                 (87,086,084)
                                                                ---------------
      Net unrealized appreciation                               $     2,895,924
                                                                ===============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------
      Affiliate                                                Net Activity        Interest Income
      --------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $    (758,143)         $    17,222
      BlackRock Liquidity Series, LLC Money Market Series     $ (60,117,200)         $   165,827
      --------------------------------------------------------------------------------------------

(c)   Represents the current yield as of January 31, 2008.
(d)   Security, or a portion of security, is on loan.
(e)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)

                                                             Shares
Sector                    Industry                             Held  Common Stock                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary -  Hotels, Restaurants &           1,040,000  McDonald's Corp.                                $   55,692,000
7.4%                      Leisure - 1.2%
                          ---------------------------------------------------------------------------------------------------------
                          Internet & Catalog Retail -     2,170,000  Expedia, Inc. (c)(d)                                49,953,400
                          1.0%
                          ---------------------------------------------------------------------------------------------------------
                          Media - 1.5%                    2,360,000  Walt Disney Co.                                     70,634,800
                          ---------------------------------------------------------------------------------------------------------
                          Multiline Retail - 0.7%         1,190,000  Dollar Tree Stores, Inc. (c)(d)                     33,331,900
                          ---------------------------------------------------------------------------------------------------------
                          Specialty Retail - 3.0%         2,910,000  The Gap, Inc.                                       55,639,200
                                                          2,700,000  RadioShack Corp. (d)                                46,845,000
                                                            760,000  The Sherwin-Williams Co.                            43,479,600
                                                                                                                     --------------
                                                                                                                        145,963,800
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Consumer Discretionary                       355,575,900
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 3.1%   Beverages - 1.3%                1,370,000  Pepsi Bottling Group, Inc.                          47,744,500
                                                            660,000  PepsiAmericas, Inc.                                 16,262,400
                                                                                                                     --------------
                                                                                                                         64,006,900
                          ---------------------------------------------------------------------------------------------------------
                          Food & Staples Retailing -      1,810,000  The Kroger Co. (d)                                  46,064,500
                          1.0%
                          ---------------------------------------------------------------------------------------------------------
                          Household Products - 0.8%         430,000  Energizer Holdings, Inc. (c)(d)                     40,256,600
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Consumer Staples                             150,328,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 19.7%            Energy Equipment & Services       870,000  ENSCO International, Inc. (d)                       44,474,400
                          - 0.9%
                          ---------------------------------------------------------------------------------------------------------
                          Oil, Gas & Consumable Fuels       300,000  Anadarko Petroleum Corp.                            17,577,000
                          - 18.8%                         2,140,000  Chevron Corp.                                      180,830,000
                                                          1,840,000  ConocoPhillips                                     147,788,800
                                                          3,630,000  Exxon Mobil Corp.                                  313,632,000
                                                          1,360,000  Frontier Oil Corp.                                  47,967,200
                                                          1,390,000  Marathon Oil Corp.                                  65,121,500
                                                          1,200,000  Occidental Petroleum Corp.                          81,444,000
                                                             70,000  Sunoco, Inc.                                         4,354,000
                                                            810,000  Valero Energy Corp.                                 47,943,900
                                                                                                                     --------------
                                                                                                                        906,658,400
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Energy                                       951,132,800
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 20.5%        Capital Markets - 1.0%          1,800,000  Janus Capital Group, Inc. (d)                       48,618,000
                          ---------------------------------------------------------------------------------------------------------
                          Diversified Financial             960,000  Bank of America Corp.                               42,576,000
                          Services - 4.3%                 2,470,000  JPMorgan Chase & Co.                               117,448,500
                                                          1,070,000  The NASDAQ Stock Market, Inc. (c)(d)                49,508,900
                                                                                                                     --------------
                                                                                                                        209,533,400
                          ---------------------------------------------------------------------------------------------------------
                          Insurance - 15.2%                 970,000  ACE Ltd.                                            56,589,800
                                                          1,330,000  Aon Corp. (d)                                       57,881,600
                                                          1,400,000  The Allstate Corp.                                  68,978,000

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)

                                                             Shares
Sector                    Industry                             Held  Common Stock                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            860,000  American Financial Group, Inc. (d)              $   23,847,800
                                                            510,000  CNA Financial Corp.                                 17,334,900
                                                          1,300,000  Chubb Corp. (d)                                     67,327,000
                                                            530,000  Everest Re Group Ltd.                               53,895,700
                                                            690,000  HCC Insurance Holdings, Inc.                        19,223,400
                                                             30,000  The Hanover Insurance Group, Inc.                    1,366,500
                                                            140,000  Loews Corp.                                          6,536,600
                                                          1,080,000  MetLife, Inc. (d)                                   63,687,600
                                                            510,000  PartnerRe Ltd.                                      40,432,800
                                                            650,000  RenaissanceRe Holdings Ltd.                         37,043,500
                                                          1,510,000  The Travelers Cos., Inc.                            72,631,000
                                                          2,540,000  UnumProvident Corp. (d)                             57,454,800
                                                          1,240,000  W.R. Berkley Corp.                                  37,522,400
                                                          1,120,000  XL Capital Ltd. Class A                             50,400,000
                                                                                                                     --------------
                                                                                                                        732,153,400
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Financials                                   990,304,800
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 16.4%       Biotechnology - 1.2%            1,000,000  Biogen Idec, Inc. (c)                               60,950,000
                          ---------------------------------------------------------------------------------------------------------
                          Health Care Equipment &           860,000  Kinetic Concepts, Inc. (c)(d)                       42,810,800
                          Supplies - 0.9%
                          ---------------------------------------------------------------------------------------------------------
                          Health Care Providers &           960,000  Aetna, Inc.                                         51,129,600
                          Services - 7.7%                   740,000  AmerisourceBergen Corp.                             34,521,000
                                                            860,000  Cigna Corp.                                         42,277,600
                                                            810,000  Coventry Health Care, Inc. (c)                      45,829,800
                                                            110,000  Health Net, Inc. (c)                                 5,113,900
                                                            360,000  Humana, Inc. (c)                                    28,908,000
                                                            790,000  McKesson Corp. (d)                                  49,604,100
                                                            960,000  Medco Health Solutions, Inc. (c)(d)                 48,076,800
                                                            850,000  WellPoint, Inc. (c)(d)                              66,470,000
                                                                                                                     --------------
                                                                                                                        371,930,800
                          ---------------------------------------------------------------------------------------------------------
                          Life Sciences Tools &           1,560,000  Applera Corp. - Applied Biosystems Group            49,186,800
                          Services - 2.2%                   580,000  Invitrogen Corp. (c)(d)                             49,688,600
                                                            260,000  PerkinElmer, Inc.                                    6,471,400
                                                                                                                     --------------
                                                                                                                        105,346,800
                          ---------------------------------------------------------------------------------------------------------
                          Pharmaceuticals - 4.4%          1,220,000  Eli Lilly & Co. (d)                                 62,854,400
                                                          1,330,000  King Pharmaceuticals, Inc. (c)(d)                   13,951,700
                                                          1,170,000  Merck & Co., Inc.                                   54,147,600
                                                          3,500,000  Pfizer, Inc.                                        81,865,000
                                                                                                                     --------------
                                                                                                                        212,818,700
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Health Care                                  793,857,100
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)

                                                             Shares
Sector                    Industry                             Held  Common Stock                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 14.2%       Aerospace & Defense - 4.5%        170,000  DRS Technologies, Inc.                          $    9,123,900
                                                            700,000  Honeywell International, Inc.                       41,349,000
                                                            500,000  L-3 Communications Holdings, Inc. (d)               55,415,000
                                                            670,000  Northrop Grumman Corp.                              53,171,200
                                                            930,000  Raytheon Co.                                        60,580,200
                                                                                                                     --------------
                                                                                                                        219,639,300
                          ---------------------------------------------------------------------------------------------------------
                          Commercial Services &             400,000  Manpower, Inc.                                      22,504,000
                          Supplies - 1.1%                   880,000  R.R. Donnelley & Sons Co.                           30,703,200
                                                                                                                     --------------
                                                                                                                         53,207,200
                          ---------------------------------------------------------------------------------------------------------
                          Electrical Equipment - 0.1%       110,000  Hubbell, Inc. Class B                                5,244,800
                          ---------------------------------------------------------------------------------------------------------
                          Industrial Conglomerates -      3,910,000  General Electric Co.                               138,453,100
                          2.9%
                          ---------------------------------------------------------------------------------------------------------
                          Machinery - 5.6%                  830,000  AGCO Corp. (c)(d)                                   49,982,600
                                                            860,000  Deere & Co.                                         75,473,600
                                                            140,000  Flowserve Corp.                                     11,496,800
                                                            540,000  Gardner Denver, Inc. (c)                            17,517,600
                                                            890,000  Parker Hannifin Corp. (d)                           60,172,900
                                                            540,000  SPX Corp.                                           54,324,000
                                                                                                                     --------------
                                                                                                                        268,967,500
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Industrials                                  685,511,900
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology -  Communications Equipment -         90,000  Juniper Networks, Inc. (c)                           2,443,500
13.1%                     0.1%
                          ---------------------------------------------------------------------------------------------------------
                          Computers & Peripherals -         990,000  Hewlett-Packard Co.                                 43,312,500
                          3.4%                              660,000  International Business Machines Corp.               70,844,400
                                                          2,540,000  Seagate Technology                                  51,485,800
                                                                                                                     --------------
                                                                                                                        165,642,700
                          ---------------------------------------------------------------------------------------------------------
                          Electronic Equipment &          1,390,000  Avnet, Inc. (c)                                     49,497,900
                          Instruments - 1.0%
                          ---------------------------------------------------------------------------------------------------------
                          IT Services - 2.0%              1,100,000  Computer Sciences Corp. (c)(d)                      46,552,000
                                                          2,070,000  Electronic Data Systems Corp.                       41,607,000
                                                            220,000  Hewitt Associates, Inc. Class A (c)                  8,177,400
                                                                                                                     --------------
                                                                                                                         96,336,400
                          ---------------------------------------------------------------------------------------------------------
                          Office Electronics - 1.1%       3,490,000  Xerox Corp.                                         53,746,000
                          ---------------------------------------------------------------------------------------------------------
                          Semiconductors &                  900,000  Integrated Device Technology, Inc. (c)               6,705,000
                          Semiconductor Equipment -         480,000  KLA-Tencor Corp.                                    20,054,400
                          1.5%                            1,810,000  Novellus Systems, Inc. (c)                          43,005,600
                                                                                                                     --------------
                                                                                                                         69,765,000
                          ---------------------------------------------------------------------------------------------------------
                          Software - 4.0%                 1,050,000  BMC Software, Inc. (c)                              33,642,000
                                                          1,670,000  CA, Inc. (d)                                        36,790,100
                                                          2,660,000  Cadence Design Systems, Inc. (c)(d)                 26,999,000
                                                          3,490,000  Compuware Corp. (c)                                 29,665,000
                                                          1,360,000  McAfee, Inc. (c)(d)                                 45,777,600

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)

                                                             Shares
Sector                    Industry                             Held  Common Stock                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            150,000  Novell, Inc. (c)                                $      954,000
                                                            920,000  Synopsys, Inc. (c)                                  20,258,400
                                                                                                                     --------------
                                                                                                                        194,086,100
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Information Technology                       631,517,600
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.6%          Chemicals - 0.7%                  580,000  FMC Corp.                                           30,832,800
                                                             52,800  Lubrizol Corp.                                       2,777,808
                                                                                                                     --------------
                                                                                                                         33,610,608
                          ---------------------------------------------------------------------------------------------------------
                          Containers & Packaging -        1,080,000  Owens-Illinois, Inc. (c)                            54,432,000
                          1.1%
                          ---------------------------------------------------------------------------------------------------------
                          Metals & Mining - 0.6%            480,000  Carpenter Technology Corp.                          29,587,200
                          ---------------------------------------------------------------------------------------------------------
                          Paper & Forest Products -       1,790,000  International Paper Co. (d)                         57,727,500
                          1.2%
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Materials                                    175,357,308
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication         Diversified                     1,940,000  AT&T Inc.                                           74,670,600
Services - 2.0%           Telecommunication Services      3,870,000  Qwest Communications International Inc. (d)         22,755,600
                          - 2.0%
                          ---------------------------------------------------------------------------------------------------------
                                                                     Total Telecommunication Services                    97,426,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks
                                                                     (Cost - $4,626,880,624) - 100.0%
                                                                                                                      4,831,011,608
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Beneficial
                                                           Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                       $ 12,063,772  BlackRock Liquidity Series, LLC Cash Sweep
                                                                     Series, 4.49% (a)(e)                                12,063,772
                                                        443,117,150  BlackRock Liquidity Series, LLC Money
                                                                     Market Series, 4.16% (a)(b)(e)                     443,117,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities
                                                                     (Cost - $455,180,922) - 9.4%
                                                                                                                        455,180,922
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments
                                                                     (Cost - $5,082,061,546*) - 109.4%                5,286,192,530

                                                                     Liabilities in Excess of Other Assets - (9.4%)    (455,547,576)
                                                                                                                     --------------
                                                                     Net Assets - 100.0%                             $4,830,644,954
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                            $ 5,091,402,562
                                                                ===============
      Gross unrealized appreciation                             $   498,295,913
      Gross unrealized depreciation                                (303,505,945)
                                                                ---------------
      Net unrealized appreciation                               $   194,789,968
                                                                ===============

Master Large Cap Value Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------
      Affiliate                                                     Net             Interest
                                                                  Activity           Income
      ---------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series        $   12,053,157       $  35,636
      BlackRock Liquidity Series, LLC Money Market Series      $ (127,975,100)      $ 482,636
      ---------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of January 31, 2008.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: March 24, 2008


By: /s/ Neal J. Andrews
    ----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: March 24, 2008